Supplemental Information (Payables and Accrued Liabilities) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Supplemental Information [Abstract]
Trade creditors	$ 578.8	$ 528.9
Customer advances	371.2	187.1
Accrued payroll and employee benefits	217.1	225.3
Pension and postretirement benefits	35.5	26.1
Dividends payable	186.9	174.4
Outstanding payments in excess of certain cash balances	11.9	27.0
Accrued interest expense	47.9	52.9
Derivative instruments	73.5	113.7
Severance and other costs associated with business restructuring and cost reduction actions	15.7	36.2
Other	113.7	108.0
Payables and accrued liabilities total	$ 1,652.2	$ 1,479.6